Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	5,550,135
Proposed Maximum Offering Price per Unit	10.73
Maximum Aggregate Offering Price	$ 59,552,948.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,224.26
Offering Note	The Class A ordinary shares, par value $0.0001 per share (“Class A ordinary shares”) will be offered for resale by the selling securityholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional number of Class A ordinary shares issuable upon share splits, share dividends, or other distribution, recapitalization or similar events with respect to the Class A ordinary shares being registered pursuant to this registration statement.

This registration statement registers the resale of 5,550,135 issued and outstanding Class A ordinary shares.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Class A ordinary shares as reported by The Nasdaq Capital Market on August 21, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).